Troubled Debt Restructuring (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	¥ 1,062	[1]	¥ 12,260	[1]
Loan forgiveness or debt to equity swaps charge-off	4,993	[2]	9,019	[2]
Interest rate reduction and/or Postponement of principal and/or interest	985,999		818,526
Domestic
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment			12,260	[1]
Loan forgiveness or debt to equity swaps charge-off	1,243	[2]	9,019	[2]
Interest rate reduction and/or Postponement of principal and/or interest	845,935		748,950
Domestic | Manufacturing
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment			9,467	[1]
Loan forgiveness or debt to equity swaps charge-off			7,578	[2]
Interest rate reduction and/or Postponement of principal and/or interest	277,957		189,978
Domestic | Construction and real estate
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or Postponement of principal and/or interest	129,908		74,399
Domestic | Services
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or Postponement of principal and/or interest	68,930		109,576
Domestic | Wholesale and retail
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment			2,793	[1]
Loan forgiveness or debt to equity swaps charge-off	1,243	[2]	1,441	[2]
Interest rate reduction and/or Postponement of principal and/or interest	218,497		233,703
Domestic | Transportation and communications
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or Postponement of principal and/or interest	52,206		53,644
Domestic | Banks and other financial institutions
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or Postponement of principal and/or interest	34,468		23,789
Domestic | Other industries
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or Postponement of principal and/or interest	1,809		3,652
Domestic | Individuals
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or Postponement of principal and/or interest	62,160		60,209
Foreign
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	1,062	[1]
Loan forgiveness or debt to equity swaps charge-off	3,750	[2]
Interest rate reduction and/or Postponement of principal and/or interest	¥ 140,064		¥ 69,576

[1]	Amounts represent book values of loans immediately after the restructurings.
[2]	Charge-offs represent the loss impact on the consolidated statements of income for the fiscal year that resulted from the restructurings.